CONSOLIDATED STATEMENTS OF INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Revenues	$ 38,883	$ 39,274	$ 120,600	$ 117,522
Cost of goods sold	20,992	21,275	65,414	61,349
Gross profit	17,891	17,999	55,186	56,173
Operating expenses:
Selling	2,092	2,105	6,574	6,169
General and administrative	3,990	3,933	12,480	12,470
Research and development	1,359	1,204	3,678	4,145
Operating expenses, total	7,441	7,242	22,732	22,784
Operating income	10,450	10,757	32,454	33,389
Interest and dividend income	733	439	1,896	1,157
Other investment income (losses)	(106)	21	265	(1,153)
Other income	0	20	0	20
Nonoperating income	627	480	2,161	24
Income before provision for income taxes	11,077	11,237	34,615	33,413
Provision for income taxes	(1,482)	(2,016)	(5,918)	(6,907)
Net income	$ 9,595	$ 9,221	$ 28,697	$ 26,506
Basic (in dollars per share)	$ 5.17	$ 4.98	$ 15.48	$ 14.30
Weighted average basic shares outstanding	1,855	1,853	1,854	1,853
Diluted (in dollars per share)	$ 5.15	$ 4.96	$ 15.40	$ 14.27
Weighted average diluted shares outstanding	1,862	1,858	1,863	1,857
Dividends per common share	$ 1.55	$ 1.35	$ 4.25	$ 3.75